Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129668
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	Investor Class
Trading Symbol	TRRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - Investor Class	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2030 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,377	10,445	10,350
2016	10,305	10,693	10,331
2017	10,866	11,520	10,899
2017	11,303	11,769	11,243
2017	11,618	12,123	11,515
2017	12,045	13,074	12,085
2018	12,178	13,389	12,202
2018	12,178	13,542	12,279
2018	12,437	14,577	12,654
2018	11,957	13,797	12,100
2019	12,360	14,065	12,419
2019	12,400	13,880	12,355
2019	12,937	14,768	12,867
2019	13,403	15,934	13,513
2020	13,140	15,036	13,020
2020	13,130	15,471	13,061
2020	14,446	17,935	14,279
2020	15,162	18,966	14,974
2021	15,966	20,347	15,675
2021	16,813	22,264	16,619
2021	17,345	23,861	17,131
2021	17,085	23,961	16,921
2022	16,495	22,849	16,456
2022	15,581	21,444	15,626
2022	14,972	20,692	15,021
2022	15,220	21,373	15,346
2023	15,197	21,004	15,442
2023	15,474	21,880	15,720
2023	16,051	23,745	16,314
2023	16,196	24,067	16,451
2024	17,270	27,012	17,542
2024	17,720	27,916	17,958
2024	18,520	29,953	18,933
2024	18,945	32,367	19,311
2025	18,966	31,748	19,366
2025	19,124	31,578	19,667
2025	20,080	34,698	20,816
2025	20,735	36,765	21,630
2026	21,624	37,150	22,590
2026	22,144	40,876	23,404

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2030 Fund (Investor Class)	15.80%	5.66%	8.27%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.09	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 547,827,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,293,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$547,827 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.4%
Domestic Bond Funds	34.9
International Equity Funds	14.0
International Bond Funds	12.1
Short-Term and Other	1.6

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.2%
T. Rowe Price New Income Fund	13.5
T. Rowe Price Growth Stock Fund	8.4
T. Rowe Price Value Fund	8.2
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price U.S. Large-Cap Core Fund	4.5
T. Rowe Price Equity Index 500 Fund	4.4
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.5
T. Rowe Price International Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129669
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	Advisor Class
Trading Symbol	PAKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - Advisor Class	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2030 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,369	10,445	10,350
2016	10,288	10,693	10,331
2017	10,850	11,520	10,899
2017	11,278	11,769	11,243
2017	11,584	12,123	11,515
2017	11,993	13,074	12,085
2018	12,125	13,389	12,202
2018	12,116	13,542	12,279
2018	12,365	14,577	12,654
2018	11,886	13,797	12,100
2019	12,275	14,065	12,419
2019	12,315	13,880	12,355
2019	12,830	14,768	12,867
2019	13,294	15,934	13,513
2020	13,023	15,036	13,020
2020	13,002	15,471	13,061
2020	14,298	17,935	14,279
2020	14,988	18,966	14,974
2021	15,775	20,347	15,675
2021	16,604	22,264	16,619
2021	17,121	23,861	17,131
2021	16,863	23,961	16,921
2022	16,261	22,849	16,456
2022	15,346	21,444	15,626
2022	14,733	20,692	15,021
2022	14,967	21,373	15,346
2023	14,942	21,004	15,442
2023	15,202	21,880	15,720
2023	15,759	23,745	16,314
2023	15,901	24,067	16,451
2024	16,932	27,012	17,542
2024	17,361	27,916	17,958
2024	18,146	29,953	18,933
2024	18,538	32,367	19,311
2025	18,566	31,748	19,366
2025	18,707	31,578	19,667
2025	19,615	34,698	20,816
2025	20,254	36,765	21,630
2026	21,101	37,150	22,590
2026	21,594	40,876	23,404

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2030 Fund (Advisor Class)	15.43%	5.40%	8.00%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.09	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 547,827,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,293,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$547,827 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.4%
Domestic Bond Funds	34.9
International Equity Funds	14.0
International Bond Funds	12.1
Short-Term and Other	1.6

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.2%
T. Rowe Price New Income Fund	13.5
T. Rowe Price Growth Stock Fund	8.4
T. Rowe Price Value Fund	8.2
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price U.S. Large-Cap Core Fund	4.5
T. Rowe Price Equity Index 500 Fund	4.4
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.5
T. Rowe Price International Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169045
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	I Class
Trading Symbol	TWRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - I Class	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2030 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	518,851	522,241	517,489
2016	515,709	534,647	516,544
2017	543,788	575,993	544,932
2017	566,078	588,456	562,143
2017	581,867	606,127	575,755
2017	603,228	653,724	604,238
2018	610,340	669,441	610,103
2018	610,340	677,086	613,931
2018	623,796	728,858	632,692
2018	600,247	689,853	605,012
2019	620,538	703,243	620,968
2019	623,081	693,987	617,774
2019	650,039	738,405	643,335
2019	673,436	796,715	675,639
2020	660,739	751,784	650,979
2020	660,210	773,543	653,049
2020	726,866	896,730	713,951
2020	762,839	948,279	748,717
2021	803,794	1,017,369	783,732
2021	846,932	1,113,218	830,941
2021	873,689	1,193,037	856,565
2021	861,676	1,198,049	846,055
2022	831,992	1,142,441	822,803
2022	785,928	1,072,208	781,315
2022	755,788	1,034,579	751,031
2022	768,299	1,068,629	767,311
2023	767,620	1,050,213	772,109
2023	781,610	1,094,023	785,998
2023	811,414	1,187,255	815,691
2023	819,322	1,203,368	822,562
2024	873,683	1,350,596	877,104
2024	897,108	1,395,788	897,896
2024	938,259	1,497,655	946,654
2024	959,785	1,618,354	965,532
2025	961,403	1,587,401	968,291
2025	970,046	1,578,892	983,329
2025	1,018,582	1,734,883	1,040,790
2025	1,052,490	1,838,256	1,081,487
2026	1,097,935	1,857,519	1,129,507
2026	1,125,115	2,043,802	1,170,203

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2030 Fund (I Class)	15.99%	5.84%	8.45%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.09	8.88

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 547,827,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,293,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$547,827 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	37.4%
Domestic Bond Funds	34.9
International Equity Funds	14.0
International Bond Funds	12.1
Short-Term and Other	1.6

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.2%
T. Rowe Price New Income Fund	13.5
T. Rowe Price Growth Stock Fund	8.4
T. Rowe Price Value Fund	8.2
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price U.S. Large-Cap Core Fund	4.5
T. Rowe Price Equity Index 500 Fund	4.4
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.5
T. Rowe Price International Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless